UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21287

 NAME OF REGISTRANT:                     John Hancock Preferred Income
                                         Fund III



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 200 Berkeley Street
                                         Boston, MA 02116

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles A. Rizzo
                                         197 Clarendon Street
                                         Boston, MA 02116

 REGISTRANT'S TELEPHONE NUMBER:          6176633000

 DATE OF FISCAL YEAR END:                07/31

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


2X30 JHF Preferred Income Fund III
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 ATHENE HOLDING LTD.                                                                         Agenda Number:  935519059
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0684D305
    Meeting Type:  Special
    Meeting Date:  21-Dec-2021
          Ticker:  ATHPRA
            ISIN:  BMG0684D3054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the merger of AHL and Blue                     Mgmt          No vote
       Merger Sub, Ltd. and the Agreement and Plan
       of Merger, by and among Apollo Global
       Management, Inc., AHL, Tango Holdings,
       Inc., Blue Merger Sub, Ltd. and Green
       Merger Sub, Inc. (which, as it may be
       amended from time to time, we refer to as
       the "merger agreement"), and the statutory
       merger agreement required by Section 105 of
       the Companies Act, 1981 (as amended) of
       Bermuda, which proposal is referred to as
       the "AHL merger agreement proposal."

2.     To approve the adjournment of the AHL                     Mgmt          No vote
       special general meeting to solicit
       additional proxies if there are not
       sufficient votes at the time of the AHL
       special general meeting to approve the AHL
       merger agreement proposal or to ensure that
       any supplement or amendment to the joint
       proxy statement/prospectus is timely
       provided to holders of AHL Common Shares
       and AHL Preferred Shares, which is referred
       to as the "AHL adjournment proposal."




--------------------------------------------------------------------------------------------------------------------------
 BP P.L.C.                                                                                   Agenda Number:  935593017
--------------------------------------------------------------------------------------------------------------------------
        Security:  055622104
    Meeting Type:  Annual
    Meeting Date:  12-May-2022
          Ticker:  BP
            ISIN:  US0556221044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     To receive the Annual Report and Accounts                 Mgmt          For                            For
       for the year ended 31 December 2021.

O2     To approve the directors' remuneration                    Mgmt          For                            For
       report.

O3     That the report "Net Zero - from ambition                 Mgmt          For                            For
       to action" is supported.

O4     To re-elect Mr H Lund as a director.                      Mgmt          For                            For

O5     To re-elect Mr B Looney as a director.                    Mgmt          For                            For

O6     To re-elect Mr M Auchincloss as a director.               Mgmt          For                            For

O7     To re-elect Mrs P R Reynolds as a director.               Mgmt          For                            For

O8     To re-elect Miss P Daley as a director.                   Mgmt          For                            For

O9     To re-elect Mrs M B Meyer as a director.                  Mgmt          For                            For

O10    To re-elect Sir J Sawers as a director.                   Mgmt          For                            For

O11    To re-elect Mr T Morzaria as a director.                  Mgmt          For                            For

O12    To re-elect Mrs K Richardson as a director.               Mgmt          For                            For

O13    To re-elect Dr J Teyssen as a director.                   Mgmt          For                            For

O14    To reappoint Deloitte LLP as auditor.                     Mgmt          For                            For

O15    To authorize the audit committee to fix the               Mgmt          For                            For
       auditor's remuneration.

O16    To approve the renewal of the BP ShareMatch               Mgmt          For                            For
       UK Plan 2001 (as amended).

O17    To approve the renewal of the BP Sharesave                Mgmt          For                            For
       UK Plan 2001 (as amended).

O18    To authorize the company to make political                Mgmt          For                            For
       donations and political expenditure.

O19    To authorize the directors to allot shares.               Mgmt          For                            For

S20    To authorize the disapplication of                        Mgmt          For                            For
       pre-emption rights.

S21    To authorize the additional disapplication                Mgmt          For                            For
       of pre-emption rights.

S22    To give limited authority for the purchase                Mgmt          For                            For
       of its own shares by the company.

S23    To authorize the calling of general                       Mgmt          For                            For
       meetings of the company (not being an
       annual general meeting) by notice of at
       least 14 clear days.

S24    Follow This shareholder resolution on                     Shr           For                            Against
       climate change targets.




--------------------------------------------------------------------------------------------------------------------------
 EQUITRANS MIDSTREAM CORPORATION                                                             Agenda Number:  935556146
--------------------------------------------------------------------------------------------------------------------------
        Security:  294600101
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2022
          Ticker:  ETRN
            ISIN:  US2946001011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director for one-year term                    Mgmt          For                            For
       expiring at the 2023 annual meeting: Vicky
       A. Bailey

1B.    Election of Director for one-year term                    Mgmt          For                            For
       expiring at the 2023 annual meeting: Sarah
       M. Barpoulis

1C.    Election of Director for one-year term                    Mgmt          For                            For
       expiring at the 2023 annual meeting:
       Kenneth M. Burke

1D.    Election of Director for one-year term                    Mgmt          For                            For
       expiring at the 2023 annual meeting:
       Patricia K. Collawn

1E.    Election of Director for one-year term                    Mgmt          For                            For
       expiring at the 2023 annual meeting: Thomas
       F. Karam

1F.    Election of Director for one-year term                    Mgmt          For                            For
       expiring at the 2023 annual meeting: D.
       Mark Leland

1G.    Election of Director for one-year term                    Mgmt          For                            For
       expiring at the 2023 annual meeting: Norman
       J. Szydlowski

1H.    Election of Director for one-year term                    Mgmt          For                            For
       expiring at the 2023 annual meeting: Robert
       F. Vagt

2.     Approval, on an advisory basis, of the                    Mgmt          For                            For
       compensation of the Company's named
       executive officers for 2021 (Say-on-Pay).

3.     Approval of the Equitrans Midstream                       Mgmt          For                            For
       Corporation Employee Stock Purchase Plan.

4.     Ratification of the appointment of Ernst &                Mgmt          For                            For
       Young LLP as the Company's independent
       registered public accounting firm for 2022.




--------------------------------------------------------------------------------------------------------------------------
 FIFTH THIRD BANCORP                                                                         Agenda Number:  935553556
--------------------------------------------------------------------------------------------------------------------------
        Security:  316773886
    Meeting Type:  Annual
    Meeting Date:  12-Apr-2022
          Ticker:  FITBP
            ISIN:  US3167738869
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director until 2023 Annual                    Mgmt          For                            For
       meeting: Nicholas K. Akins

1B.    Election of Director until 2023 Annual                    Mgmt          For                            For
       meeting: B. Evan Bayh, III

1C.    Election of Director until 2023 Annual                    Mgmt          For                            For
       meeting: Jorge L. Benitez

1D.    Election of Director until 2023 Annual                    Mgmt          For                            For
       meeting: Katherine B. Blackburn

1E.    Election of Director until 2023 Annual                    Mgmt          For                            For
       meeting: Emerson L. Brumback

1F.    Election of Director until 2023 Annual                    Mgmt          For                            For
       meeting: Greg D. Carmichael

1G.    Election of Director until 2023 Annual                    Mgmt          For                            For
       meeting: Linda W. Clement-Holmes

1H.    Election of Director until 2023 Annual                    Mgmt          For                            For
       meeting: C. Bryan Daniels

1I.    Election of Director until 2023 Annual                    Mgmt          For                            For
       meeting: Mitchell S. Feiger

1J.    Election of Director until 2023 Annual                    Mgmt          For                            For
       meeting: Thomas H. Harvey

1K.    Election of Director until 2023 Annual                    Mgmt          For                            For
       meeting: Gary R. Heminger

1L.    Election of Director until 2023 Annual                    Mgmt          For                            For
       meeting: Jewell D. Hoover

1M.    Election of Director until 2023 Annual                    Mgmt          For                            For
       meeting: Eileen A. Mallesch

1N.    Election of Director until 2023 Annual                    Mgmt          For                            For
       meeting: Michael B. McCallister

1O.    Election of Director until 2023 Annual                    Mgmt          For                            For
       meeting: Marsha C. Williams

2.     Ratification of the appointment of Deloitte               Mgmt          For                            For
       & Touche LLP to serve as the independent
       external audit firm for the Company for the
       year 2022.

3.     An advisory vote on approval of Company's                 Mgmt          For                            For
       compensation of its named executive
       officers.

4.     Approval of an amendment to the Fifth Third               Mgmt          For                            For
       Bancorp Code of Regulations to establish
       the exclusive jurisdiction of federal
       courts for actions brought under the
       Securities Act of 1933, as amended.




--------------------------------------------------------------------------------------------------------------------------
 LUMEN TECHNOLOGIES, INC.                                                                    Agenda Number:  935589258
--------------------------------------------------------------------------------------------------------------------------
        Security:  550241103
    Meeting Type:  Annual
    Meeting Date:  18-May-2022
          Ticker:  LUMN
            ISIN:  US5502411037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Quincy L. Allen                     Mgmt          For                            For

1B.    Election of Director: Martha Helena Bejar                 Mgmt          For                            For

1C.    Election of Director: Peter C. Brown                      Mgmt          For                            For

1D.    Election of Director: Kevin P. Chilton                    Mgmt          For                            For

1E.    Election of Director: Steven T. "Terry"                   Mgmt          For                            For
       Clontz

1F.    Election of Director: T. Michael Glenn                    Mgmt          For                            For

1G.    Election of Director: W. Bruce Hanks                      Mgmt          For                            For

1H.    Election of Director: Hal Stanley Jones                   Mgmt          For                            For

1I.    Election of Director: Michael Roberts                     Mgmt          For                            For

1J.    Election of Director: Laurie Siegel                       Mgmt          For                            For

1K.    Election of Director: Jeffrey K. Storey                   Mgmt          For                            For

2.     Ratify the appointment of KPMG LLP as our                 Mgmt          For                            For
       independent auditor for 2022.

3.     Advisory vote to approve our executive                    Mgmt          For                            For
       compensation.




--------------------------------------------------------------------------------------------------------------------------
 THE WILLIAMS COMPANIES, INC.                                                                Agenda Number:  935556538
--------------------------------------------------------------------------------------------------------------------------
        Security:  969457100
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2022
          Ticker:  WMB
            ISIN:  US9694571004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of director for a one-year term:                 Mgmt          For                            For
       Alan S.Armstrong

1B.    Election of director for a one-year term:                 Mgmt          For                            For
       Stephen W. Bergstrom

1C.    Election of director for a one-year term:                 Mgmt          For                            For
       Nancy K. Buese

1D.    Election of director for a one-year term:                 Mgmt          For                            For
       Michael A. Creel

1E.    Election of director for a one-year term:                 Mgmt          For                            For
       Stacey H. Dore

1F.    Election of director for a one-year term:                 Mgmt          For                            For
       Richard E. Muncrief

1G.    Election of director for a one-year term:                 Mgmt          For                            For
       Peter A. Ragauss

1H.    Election of director for a one-year term:                 Mgmt          For                            For
       Rose M. Robeson

1I.    Election of director for a one-year term:                 Mgmt          For                            For
       Scott D. Sheffield

1J.    Election of director for a one-year term:                 Mgmt          For                            For
       Murray D. Smith

1K.    Election of director for a one-year term:                 Mgmt          For                            For
       William H. Spence

1L.    Election of director for a one-year term:                 Mgmt          For                            For
       Jesse J. Tyson

2.     Ratify the selection of Ernst & Young LLP                 Mgmt          For                            For
       as the Company's independent registered
       public accounting firm for the fiscal year
       ending December 31, 2022.

3.     Approve, on an advisory basis, the                        Mgmt          For                            For
       compensation of our named executive
       officers.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Preferred Income Fund III
By (Signature)       /s/ Andrew G. Arnott
Name                 Andrew G. Arnott
Title                President
Date                 08/24/2022